Share-based payments - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2021 $ / shares	Nov. 18, 2020 employee	Dec. 31, 2021 $ / shares	Dec. 31, 2022 USD ($) Options	Dec. 31, 2021 USD ($) Options $ / shares	Dec. 31, 2020 USD ($)	Aug. 27, 2021 USD ($)
Share-based payments
Amount of share based payment				$ 3,751	$ 128,519	$ 1,012
Kismet
Share-based payments
Equity settled portion of the share options				3,079
Amount of share based payment				$ 128,517
Fair value of warrants							$ 8,100
Nexters Global
Share-based payments
Fair value of warrants							$ 32,109
Modification of complex options
Share-based payments
Option term				10 years
Equity value (Percentage)				100.00%
Strike (exercise) price, US$ | $ / shares	$ 0.00
Complex vesting conditional upon listing
Share-based payments
Number of employee who were granted options | employee		1
Contractual term				2 years
Number of sub-options | Options				3
Number of sub-options exercised | Options					2
Strike (exercise) price, US$ | $ / shares			$ 0.00		$ 10.00